Credit Risk - Summary of Modification of Loan Terms (Other Segments Exposures) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 104
Net modification loss	10
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	8
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	7
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	2
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 4